Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful life of property and equipment
Estimated Useful Life
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Machinery and equipment	5 – 8 years
Leasehold improvements	Shorter of lease term or 15 years

Estimated Useful Life
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Machinery and equipment	5 – 8 years
Leasehold improvements	Shorter of lease term or 15 years

Schedule of estimated useful lives of intangible assets
Estimated Useful Life
Patent	10 years
In process research and development	Indefinite

Estimated Useful Life
Patent	10 years
In process research and development	Indefinite